Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts receivable	$ 49	$ 46
Allowance for doubtful notes receivable securitized vacation ownership	$ 9	$ 10
Common stock par value	$ 0.01	$ 0.01
Common Stock, authorized	1,000,000,000	1,000,000,000
Common Stock, outstanding	197,162,892	195,913,400